Events After the Balance Sheet Date	12 Months Ended
Jun. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Balance Sheet Date

Note 31. Events After the Balance Sheet Date

DEVELOPMENT AGREEMENT AND PIPE FUNDING

On August 12, 2022 (the “Effective Date”), Opthea Limited (“Opthea”) entered into a Development Funding Agreement (the “Agreement”) with Ocelot SPV LP (“Investor”), an affiliate of Carlyle and Abingworth, working together with Carlyle and Abingworth’s recently formed development company Launch Therapeutics, pursuant to which Investor agrees to provide funding to Opthea to support its development of OPT-302 for the treatment of wet (neovascular) age-related macular degeneration (“wet AMD”). Pursuant to the Agreement, Investor has committed to provide Opthea US$120 million in funding which may be increased up to US$170 million at Investor’s option, of which US$50 million will be paid shortly after Opthea receives the proceeds from the first tranche of the PIPE (as defined below), with the remainder being funded in two additional tranches to be paid on December 31, 2022 and December 31, 2023, respectively. Pursuant to the Agreement, Opthea will be required to use commercially reasonable efforts to develop OPT-302 for the treatment of wet AMD in accordance with the Agreement, including pursuant to certain development timelines set forth therein. In return, Opthea will pay to Investor (1) upon the first to occur of regulatory approval of OPT-302 for the treatment of wet AMD in the United States, United Kingdom or European Union (“Regulatory Approval”), fixed payments equal to a total of approximately two times the funding provided, consisting of seven payments, with the first payment due shortly after Regulatory Approval and the remaining six payments payable over a six-year period thereafter, and (2) variable payments equal to 7% of net sales of OPT-302 for the treatment of wet AMD for each calendar quarter. At the time that Investor receives an aggregate of four times the funding provided (US$680 million if Investor funds the full US$170 million under the Agreement) (the “Cap”), Opthea’s payment obligations under the Agreement will be fully satisfied. Opthea has the option to satisfy its payment obligations to Investor upon Regulatory Approval or a change of control of Opthea by paying an amount equal to the present value of the remaining payments payable to Investor subject to a mid-single-digit discount rate. Opthea also has an option to buy out the remaining payments at any time by paying an amount equal to the remaining payments due subject to a proposed discount rate, which Investor may accept or reject. Upon a change of control of Opthea, an acceleration payment of a specified multiple of the funding provided is payable, net of payments already made to Investor and creditable against future payments to Investor. Opthea will grant Investor a security interest in all of its assets (other than intellectual property not related to OPT-302). The security interest will terminate when Investor receives payments and/or change of control acceleration payments equal to two times the funding provided or upon certain terminations of the Agreement (the “Release Date”). The Agreement also includes customary representations and warranties and covenants, including certain negative covenants regarding limitations on incurrence of indebtedness, liens, investments, restricted payments, sales of assets, and royalty sales. The negative covenants will terminate upon the Release Date. The Agreement terminates upon the payment of all payments owing to Investor, unless earlier terminated by Investor if:

• Opthea fails to comply with certain covenants and agreements set forth in the Agreement, including failure to make required payments or develop OPT-302 as set forth in the Agreement;

• Opthea suffers a material adverse event;

• there is a material adverse patent impact on Opthea’s intellectual property covering OPT-302;

• there are certain irresolvable disagreements within the joint steering committee overseeing Opthea’s development of OPT-302;

• the security interests of Opthea are invalidated or terminated other than as set forth in the Agreement; or

• any Phase 3 clinical trial of OPT-302 is completed or terminated and (1) the primary endpoint is not met or (2) Investor reasonably determines that the results of any such trial do not support regulatory approval. The Agreement may also be earlier terminated by Opthea if Investor fails to fund as provided in the Agreement. The Agreement may be terminated by either party (i) if the other party materially breaches the Agreement (“Material Breach”), (ii) if OPT-302 fails to receive regulatory approval in the United States or European Union, (iii) upon the bankruptcy of the other party, (iv) if a serious safety concern arises in an OPT-302 clinical trial or (vi) upon a change of control of Opthea.

In certain instances, upon the termination of the Agreement, Opthea will be obligated to pay Investor a multiple of the amounts paid to Opthea under the Agreement, including specifically, • up to the Cap in the event that Investor terminates the agreement due to (w) failure by Opthea to comply with certain covenants and agreements set forth in the Agreement, including failure to make required payments or develop OPT-302 as set forth in the Agreement, (x) the bankruptcy of Opthea, (y) a safety concern resulting from gross negligence on the part of Opthea or due to a safety concern that was material on the Effective Date and the material data showing such safety concern was not publicly known, disclosed to Investor, or in the diligence room made available to Investor or (z) the security interests of Investor being invalidated or terminated other than as set forth in the Agreement; • several multiples of such amounts in the event the Agreement is terminated due to Material Breach by Opthea; and • a small multiple of such amounts in the event of certain irresolvable disagreements within the executive review committee overseeing Opthea’s development of OPT-302. In addition, if following certain events of termination of the Agreement, Opthea continues to develop OPT-302 for the treatment of wet AMD and obtains Regulatory Approval, it will make the payments to Investor as if the Agreement had not been terminated, less any payments made upon termination. The Agreement also provides that Opthea will use reasonable best efforts to complete a private placement of its ordinary shares or American Depositary Shares ("ADS’s") representing its ordinary shares (at a ratio of 8 ordinary shares per ADS) for gross proceeds of at least US$70 million, which Opthea expects will be satisfied through the PIPE (as described below). The Agreement also includes a minimum cash requirement, and Opthea may need to obtain additional funding to meet this requirement in the future, including prior to the expected readout of top-line results for its Phase 3 clinical trials. To the extent that Opthea raises additional capital through the sale of equity or convertible debt securities to meet this requirement, Opthea’s equity holders will be diluted. The foregoing description of the Agreement does not purport to be complete and is qualified in its entirety by the full text of the Agreement, a copy of which is filed as an exhibit to this Form 20-F for the fiscal year ended June 30, 2022. Concurrently with the execution of the Agreement, Opthea entered into binding commitments for the private placement of ordinary shares to be issued pursuant to Regulation S under, and Section 4(a)(2) of, the Securities Act of 1933, as amended (the “Securities Act”), as the case may be, for aggregate gross proceeds of approximately US$90 million (the “PIPE”) and a price per ordinary share of AU$1.15 (approximately US$0.81). The PIPE consists of two tranches. The first tranche was for AU$60.7 million (US$41.9 million), or 52.8 million ordinary shares, which amount represents the amount of new ordinary shares that Opthea was allowed to issue without obtaining shareholder approval under ASX Listing Rules. The first tranche was receipted on August 24, 2022. Opthea issued a Notice of Meeting to its Shareholders to convene a general meeting of shareholders which was held on September 26, 2022 where Opthea obtained shareholder approval to issue and consummate the second tranche, which will be for US$47.5 million, or 59 million shares which is expected to be received by September 30, 2022. In addition to the above, on September 26, 2022, Opthea announced the completion of the Share Purchase Plan which raised US$618 thousand (AU$940 thousand) or 817,824 ordinary shares. The Company is still assessing the accounting treatment of the above transactions.

APPROVAL OF ADVANCED OVERSEAS FINDING CERTIFICATE

On August 29, 2022, the Company obtained an Advanced Overseas Finding Certificate from AusIndustry for additional overseas research activities for OPT-302. This allows the company to claim a portion of the overseas costs incurred for OPT-302 to be included as part of this Research and Development tax incentive. This is a non-adjusting subsequent event.

Besides the above-mentioned subsequent events, no matters or circumstances have arisen since the end of the reporting period, which significantly affected, or may significantly affect, the operations of the Group, the results of those operations, or the state of affairs of the Group in future financial years.